Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,972,000
Previously Paid Amount	0.00
Total Fee Amount	962.83
Total Offset Amount	0.00
Net Fee	962.83
Narrative - Max Aggregate Offering Price	$ 6,972,000
Final Prospectus	true